Long-term bank loans (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Long-term bank loans	$ 160,017,898		$ 202,571,062
Less: current portion of long term bank loans	(125,017,898)		(129,089,496)
Long-term bank loans	35,000,000		73,481,566
Loans payable, weighted average interest rate	5.79%		6.78%
Loans secured by real estate property under development	14,955,637		225,196,349
Restricted cash	145,729,818		168,384,344
Restricted deposit	11,168,562
Loans secured by land use rights	132,388,217		0
Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument Prime Rate Range	95.00%
Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument Prime Rate Range	120.00%
Loan from ICBC Due November 2, 2013 at 6.65% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	7,954,817		7,935,374
Maturity date	Nov. 02, 2013
Stated rate	6.15%		6.65%
Loan from ICBC Due October 18, 2013 at 6.40% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	33,092,037		39,676,872
Maturity date	Oct. 18, 2013
Stated rate	6.15%		6.40%
Loan from ICBC Due November 1, 2013 at 7.98% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	15,591,440		28,567,348
Maturity date	Nov. 01, 2013
Stated rate	7.38%		7.98%
Loan from ICBC, Due November 1, 2013 at 7.68% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	7,954,817
Maturity date	Nov. 01, 2013
Stated rate	7.68%
Loan from ICBC, Due September 21, 2013 at 7.68% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	4,772,890
Maturity date	Sep. 21, 2013
Stated rate	7.68%
Loan from ICBC, Due August 21, 2013 at 7.68% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	7,954,817
Maturity date	Aug. 21, 2013
Stated rate	7.68%
Loans from ICBC [Member]
Debt Instrument [Line Items]
Long-term bank loans	77,320,818		76,179,594
Loan from Agricultural Bank of China (Singapore) Due July 12, 2014, at 2.40% plus LIBOR [Member]
Debt Instrument [Line Items]
Long-term bank loans	15,000,000	[1]		[1]
Maturity date	Jul. 12, 2014	[1]
Loan payable, interest rate spread	2.40%	[1]
Restricted cash	17,500,597
Loan from Agricultural Bank of China (Singapore), Due September 10, 2014, at 2.00% plus LIBOR [Member]
Debt Instrument [Line Items]
Long-term bank loans	10,000,000	[1]		[1]
Maturity date	Sep. 10, 2014	[1]
Loan payable, interest rate spread	2.00%	[1]
Restricted cash	10,977,647
Loan from Agricultural Bank of China (Singapore) [Member]
Debt Instrument [Line Items]
Long-term bank loans	25,000,000
Loan from ICBC (Thai) Public Company Limited, Due November 29, 2014, at 2.10% plus LIBOR [Member]
Debt Instrument [Line Items]
Long-term bank loans	10,000,000	[2]		[2]
Maturity date	Nov. 29, 2014	[2]
Loan payable, interest rate spread	2.10%	[2]
Restricted deposit	11,168,562
Loan from ICBC (Thai) Public Company Limited [Member]
Debt Instrument [Line Items]
Long-term bank loans	10,000,000
Loan from China Agriculture Bank Due February 10, 2013, at 6.32% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans		[3]	34,123,110	[3]
Maturity date	Feb. 10, 2013	[3]
Stated rate	6.32%	[3]
Loan from China Agriculture Bank Due February 10, 2013, at 6.32% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans		[3]	1,269,660	[3]
Maturity date	Feb. 10, 2013	[3]
Stated rate	6.65%	[3]
Loan from China Agriculture Bank Due April 23, 2013, at 6.32% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	13,364,092		13,331,429
Maturity date	Apr. 23, 2013
Stated rate	5.84%		6.32%
Loan from China Agriculture Bank Due May 5, 2013, at 6.65% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	12,886,803		12,855,306
Maturity date	May 05, 2013
Stated rate	6.15%		6.65%
Loan from China Agriculture Bank Due May 19, 2013, at 6.32% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	12,091,321		12,061,769
Maturity date	May 19, 2013
Stated rate	5.84%		6.32%
Loan from Agricultural Bank of China [Member]
Debt Instrument [Line Items]
Long-term bank loans	38,342,216		73,640,274
Loan from Guangdong Development Bank Due January 19, 2013, at 5.85% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans		[3]	12,696,599	[3]
Maturity date	Jan. 19, 2013	[3]
Stated rate	5.85%	[3]
Loan from Guangdong Development Bank Due January 24, 2013, at 6.65% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans		[3]	2,539,320	[3]
Maturity date	Jan. 24, 2013	[3]
Stated rate	6.65%	[3]
Loan from Guangdong Development Bank Due June 28, 2013, at 7.32% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans		[3]	7,935,374	[3]
Maturity date	Jun. 28, 2013	[3]
Stated rate	7.32%	[3]
Loan from Guangdong Development Bank Due June 30, 2013, at 7.32% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans		[3]	2,698,027	[3]
Maturity date	Jun. 30, 2013	[3]
Stated rate	7.32%	[3]
Loan From Guangdong Development Bank [Member]
Debt Instrument [Line Items]
Long-term bank loans			25,869,320
Loan from Bank of China, Due May 26, 2013, at 7.07% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	9,354,864		21,425,511
Maturity date	May 26, 2013
Stated rate	7.07%		7.65%
Loan from Bank of China [Member]
Debt Instrument [Line Items]
Long-term bank loans	9,354,864		21,425,511
Loan from Bank of Communications, Due March 1, 2013, at 6.65% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans		[3]	5,456,363	[3]
Maturity date	Mar. 01, 2013	[3]
Stated rate	6.65%	[3]
Loan from Bank of Communications [Member]
Debt Instrument [Line Items]
Long-term bank loans			$ 5,456,363

[1]	Pursuant to the loan contract with Agricultural Bank of China (Singapore), these two long-term loans from Agricultural Bank of China (Singapore), amounting to US$15.0 million and US$10.0 million, respectively, are denominated in US$ and are secured by the deposits of US$17,500,597 and US$10,977,647. Such deposits are classified as restricted cash on the consolidated balance sheet as of December 31, 2012.
[2]	Pursuant to the loan contract with ICBC (Thai) Public Company Limited, this long-term loan amounting to US$10.0 million, is denominated in US$ and is secured by the deposit of US$11,168,562. This deposit is classified as restricted deposit on the consolidated balance sheet as of December 31, 2012.
[3]	These loans were paid in full early during 2012.